INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

b.Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2018	2019	2020

Domestic income (loss)	$52,158	$52,254	$(12,643)
Foreign income (loss)	(315)	17,830	12,254

	$51,843	$70,084	$(389)

Schedule of Deferred Tax Assets and Liabilities

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2019	2020
Deferred tax assets:

Carry-forwards losses and credits	$19,205	$36,314
Capital losses carry-forwards	90	94
Research and development expenses	1,932	2,521
Deferred revenues	8,043	10,345
Intangible assets	—	8,037
Share-based compensation	8,841	11,547
Operating lease liability	1,400	1,351
Accruals and other	1,783	3,695

Deferred tax assets before valuation allowance	41,294	73,904

Less: Valuation allowance	1,299	19,591

Total deferred tax assets	$39,995	$54,313

Deferred tax liabilities:

Intangible assets	$1,950	$1,606
Convertible senior notes	10,786	8,724
Deferred commission	6,463	8,251
Operating lease ROU asset	1,308	1,254
Property and equipment and other	471	1,669

Deferred tax liabilities	$20,978	$21,504
Net deferred tax assets	$19,017	$32,809

F - 40

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 13:-INCOME TAXES (Cont.)

Schedule of Income Taxes

d.Income taxes are comprised as follows:

	Year ended December 31,
	2018	2019	2020

Current	$11,827	$13,994	$7,357
Deferred	(7,056)	(6,974)	(1,988)

	$4,771	$7,020	$5,369

	Year ended December 31,
	2018	2019	2020

Domestic	$8,359	$8,093	$(1,431)
Foreign	(3,588)	(1,073)	6,800

	$4,771	$7,020	$5,369

Schedule of Reconciliation of Income Taxes

e.A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2018	2019	2020

Income (loss) before income taxes	$51,843	$70,084	$(389)

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical income tax expense (benefit)	11,924	16,119	(89)

Excess tax benefits related to share-based compensation	(6,726)	(6,391)	(3,645)
Non-deductible expenses	3,011	3,002	3,054
Intra-entity intellectual property transfer	1,768	—	5,036
Unrecognized tax benefits	697	1,343	(322)
Foreign and preferred enterprise tax rates differential	(5,710)	(6,717)	1,714
Impact of CARES Act	—	—	(683)
Other	(193)	(336)	304

Income tax expense	$4,771	$7,020	$5,369

Schedule of Unrecognized Tax Benefits

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2019	2020

Opening balance	$1,993	$3,728
Decrease related to settlements with taxing authorities	-	(796)
Increase related to prior year tax positions	120	74
Decrease related to expiration of statutes of limitations	(242)	(92)
Increase related to current year tax positions	1,857	1,719

Closing balance	$3,728	$4,633